THIS FILING ADDS PREVIOUSLY CONFIDENTIAL POSITIONS TO THE FORM 13F FOR THE QUARTER ENDED June 30, 2007.



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------


Check here if Amendment [ x ]; Amendment Number:      2
                                                 --------------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          623 Fifth Avenue, 19th Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060

Signature, Place, and Date of Signing:

/s/ Simon Raykher               New York, New York           February 13, 2008
-------------------------       ---------------------        -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.      (Check here if all holdings of this reporting
      manager are reported in this report.)

[ ]   13F NOTICE.              (Check here if no holdings  reported  are in
      this report,  and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page



Report Summary:

Number of Other Included Managers:                          0
                                                   ----------
Form 13F Information Table Entry Total:                     4
                                                   ----------
Form 13F Information Table Value Total:           $   821,310
                                                  -----------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                             Form 13F Information Table
                                             Satellite Asset Management, L.P.
                                             For Quarter Ended June 30, 2007




                                                               Market    Share/                                 Vtng    Vtng   Vtng
                                                                Value     Prn       SH/  Put/ Invstmnt  Other   Authr   Authr  Authr
Name of Issuer                  Title of Class       Cusip     x 1000     Amt       PRN  Call Dscrtion  Mngr    Sole    Shrd   None
-------------			--------------	   --------	-----	 ------	    ---  ---  -------   ----    -----   -----  -----
ALLTEL CORP                     COM                020039103   $68,273   1,010,700  SH          SOLE          1,010,700
HARRAHS ENTMT INC               COM                413619107  $197,102   2,311,780  SH          SOLE          2,311,780
SLM CORP                        COM                78442P106  $455,170   7,905,000  SH          SOLE          7,905,000
SLM CORP                        PUT                78442P956  $100,765   1,750,000  SH   Put    SOLE          1,750,000


REPORT SUMMARY: 4 Securities                       Total      $821,310